Borrowings (Schedule of Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	$ 32,196	$ 35,057	$ 20,544
Securities Sold under Agreements to Repurchase [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	4,496	4,996	4,594
Maximum outstanding at any month end	$ 6,018	$ 5,106	$ 5,197
Weighted average interest rate as of December 31	0.18%	0.10%	0.10%
Average amount outstanding during the year	$ 4,712	$ 4,716	$ 4,265
Weighted average interest rate during the year	0.11%	0.10%	0.10%
Overnight Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	$ 27,700	$ 30,061	$ 9,700
Maximum outstanding at any month end	32,300	35,234	9,700
Mid-Term Repo [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank			6,250
Maximum outstanding at any month end		6,250	6,250
Short-term borrowings with Federal Home Loan Bank [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	$ 27,700	$ 30,061	$ 15,950
Weighted average interest rate as of December 31	0.74%	0.44%	0.32%
Average amount outstanding during the year	$ 15,696	$ 16,309	$ 4,998
Weighted average interest rate during the year	0.60%	0.38%	0.31%